Schedule of Investments
September 30, 2024 (unaudited)
AmericaFirst Large Cap Share Buyback Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 97.12%

Air Courier Services - 2.22%
FedEx Corp.	187	51,178

Air Freight & Logistics - 2.19%
Expeditors International of Washington, Inc. (2)	383	50,326

Capital Markets - 3.41%
Ameriprise Financial, Inc.	167	78,458

Consumer Finance - 3.34%
Synchrony Financial	1,539	76,765

Electronic Computers - 2.07%
Apple, Inc.	204	47,532

Electrical Utilities - 3.66%
NRG Energy, Inc.	924	84,176

Ground Transportation - 1.16%
Old Dominion Freight Line, Inc.	134	26,618

Health Care Providers & Services - 2.19%
McKesson Corp.	102	50,431

Hospital & Medical Service Plans - 3.81%
UnitedHealth Group, Inc.	150	87,702

Household Durables - 3.84%
NVR, Inc. (2)	9	88,306

IT Services - 2.33%
Gartner, Inc. (2)	106	53,717

Insurance - 8.46%
Aflac, Inc.	534	59,701
Loews Corp.	646	51,066
MetLife, Inc.	700	57,736
Principal Financial Group, Inc.	303	26,028

		194,531

Interactive Media & Services - 6.56%
Alphabet, Inc. Class A (2)	455	75,462
Meta Platforms Inc. Class A	132	75,562

		151,024

Machinery - 3.69%
Caterpillar, Inc.	217	84,873

Misc Industrial & Commercial Machinery & Equipment - 1.97%
Eaton Corp. plc (2)	137	45,407

Oil, Gas, and Consumable Fuels - 8.58%
Exxon Mobil Corp.	519	60,837
Marathon Petroleum Corp.	455	74,124
Valero Energy Corp.	462	62,384

		197,345

Oil & Gas Equipment & Services - 2.81%
Baker Hughes Co. Class A	1,790	64,709

Pharmaceutical Preparations - 2.47%
Bristol-Myers Squibb Co. (2)	1,100	56,914

Retail-Family Clothing Stores - 2.22%
The TJX Cos., Inc.	434	51,012

Semiconductors - 11.67%
Applied Materials, Inc.	211	42,633
KLA Corp.	58	44,916
Lam Research Corp.	89	72,631
NVIDIA Corp.	892	108,324

		268,504

Software - 7.34%
Fair Isaac Corp. (2)	47	91,345
Microsoft Corp.	180	77,454

		168,799

Specialty Retail - 5.73%
AutoZone, Inc. (2)	21	66,151
O'Reilly Automotive, Inc. (2)	57	65,641

		131,792

Technology Hardware & Equipment - 2.44%
Dell Technologies, Inc.	474	56,188

Trading Companies & Distribution - 2.96%
United Rentals, Inc.	84	68,017

Total Common Stock	(Cost $ 1,778,848)	2,234,326

Money Market Registered Investment Companies - 4.47%

Federated Hermes Institutional Prime Obligations Fund - Institutional Class, 4.90% (3)	102,870	102,870

Total Money Market Registered Investment Companies	(Cost $ 102,870)	102,870

Total Investments - 101.59%	(Cost $ 1,830,282)	2,337,195

Other Liabilities Less Assets - (1.59%)		(36,534)

Total Net Assets - 100.00%		2,300,661

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$2,337,195	$-
Level 2 - Other Significant Observable Inputs	0	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$2,337,195	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2024.